LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Land use rights	¥ 22,275		¥ 24,757
Accumulated amortization	(5,711)		(5,649)
Land use rights, net	¥ 16,564	$ 2,408	¥ 19,108